SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash and cash equivalents	$ 1,962,832	$ 11,722,102		$ 3,237,384	$ 15,147,837
Restricted cash equivalents	3,690,000	2,250,000
Total cash, cash equivalents and restricted cash equivalents	$ 5,652,832	$ 13,972,102	$ 11,954,922	$ 5,487,384